INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAXES
Schedule of components of income tax expense

	Year ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Current	37,096	84,192	175,777	25,317
Deferred	294	(1,988)	(50,347)	(7,251)

Total income taxes	37,390	82,204	125,430	18,066

Reconciliation between the reported income tax expense and income tax computed by applying the statutory income tax rate

		Year ended December 31,
	Note	2014	2015	2016	2016
		RMB	RMB	RMB	(Note2) USD
					Unaudited
Income taxes at PRC statutory income tax rate of 25%		129,837	121,305	262,954	37,873
Differential tax rates for non-PRC entities	(i)	—	340	2,497	361
Preferential income tax rate inside the PRC	(ii)	(95,993)	(53,453)	(177,256)	(25,530)
Other rate differentials		—	—	10,000	1,442
Nondeductible share-based compensation expense		1,753	7,746	40,953	5,898
Other, net		1,793	6,266	(13,718)	(1,978)

Reported income taxes		37,390	82,204	125,430	18,066

Effective tax rate		7%	17%	12%	12%

(i)	The pretax losses from non-PRC entities consist primarily of administration expenses, including share-based compensation.

(ii)

Yin Tian Xia Technology was granted the ‘‘qualified software enterprise’’ status in 2013 and is eligible for an income tax exemption for the years ended December 31, 2013 (the year in which it starts making profit) and 2014, and is entitled to a 50 percent reduction of income tax rate for the years ended 31 December 2015 to 2017. Yin He You was granted the “qualified software enterprise” status in 2016 and is eligible for an income tax exemption for the years ended December 31, 2015 (the year in which it starts making profit) and 2016, and is entitled to a 50 percent reduction of income tax rate for the years ended December 31, 2017 to 2019. Goldmaster Network was granted the “qualified software enterprise” status in 2016 and is eligible for an income tax exemption for the years ended December 31, 2016 (the year in which it starts making profit) and 2017, and is entitled to a 50 percent reduction of income tax rate for the years ended 31 December 2018 to 2020. Per share impact of such tax holiday is RMB 0.10, RMB 0.05 and RMB 0.13 for the years ended December 31, 2014, 2015 and 2016, respectively.

Schedule of components of deferred income tax assets and liabilities

	Year ended December 31,
	2015	2016	2016
	RMB	RMB	(Note2) USD
			Unaudited
Net operating loss carryforwards	3,770	7,616	1,097
Accrued employee benefit	12	—	—
Accrued social insurance	—	19,412	2,796
Excessive advertising expense	—	33,906	4,883

Total deferred tax assets	3,782	60,934	8,776

Undistributed earnings of a PRC entity	—	(10,000)	(1,440)
Intangible assets recognized in the acquisition of Gold Master HK	—	(98,694)	(14,215)

	Year ended December 31,
	2015	2016	2016
	RMB	RMB	(Note2) USD
			Unaudited
Equipment and leasehold improvements	—	(1,383)	(199)

Total deferred tax liabilities	—	(110,077)	(15,854)

Deferred tax assets, net	3,782	59,551	8,577

Deferred tax liabilities, net	—	(108,694)	(15,655)

Reconciliation of the beginning and ending amount of unrecognized tax benefits
RMB
Balance at January 1, 2014	1,680

Increase based on tax positions taken in 2014	2,158
Balance at December 31, 2014, 2015 and 2016	3,838